Fair Value Measurements - Additional information (Details) - SPRING VALLEY ACQUISITION CORP	12 Months Ended
Dec. 31, 2021 USD ($)
Fair value assets, Transfers from Level 1 to Level 2	$ 0
Fair value assets, Transfers from Level 2 to Level 1	0
Fair value assets, Transfers into Level 3	0
Transfers out of Level 3	0
Fair value liabilities, Transfers from Level 1 to Level 2	0
Fair value liabilities, Transfers from Level 2 to Level 1	0
Fair value liabilities, Transfers into Level 3	0
Transfers out of Level 3	$ 0